Consolidated Balance Sheets ₨ in Thousands, $ in Thousands		Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Current assets:
Cash and cash equivalents		₨ 8,346,526	$ 128,191	₨ 5,460,670
Investments in available for sale securities		1,383,573	21,250	3,296,797
Restricted cash		2,406,569	36,962	3,629,037
Accounts receivable, net		2,223,455	34,149	1,138,605
Prepaid expenses and other current assets	[1]	1,114,482	17,117	495,937
Total current assets		15,474,605	237,669	14,021,046
Restricted cash		329,926	5,067	1,383,414
Property, plant and equipment, net		56,580,700	869,002	40,942,608
Software, net		39,802	611	15,272
Deferred income taxes		1,052,393	16,163	196,773
Other assets	[2]	499,653	7,674	928,221
Investments in held to maturity securities		7,041	108	6,631
Total assets		73,984,120	1,136,294	57,493,965
Current liabilities:
Short-term debt		835,000	12,824	2,460,240
Accounts payable		1,521,854	23,374	3,618,251
Current portion of long-term debt		873,883	13,422	1,554,806
Income taxes payable		5,878	90	232,420
Interest payable		1,220,463	18,745	189,309
Deferred revenue		79,192	1,216	79,937
Other liabilities		611,598	9,393	484,477
Total current liabilities		5,147,868	79,064	8,619,440
Non-current liabilities:
Long-term debt		52,234,940	802,257	31,142,762
Deferred revenue		1,563,732	24,017	1,383,691
Deferred income taxes		892,138	13,702	1,078,255
Asset retirement obligations		356,649	5,478	242,980
Other liabilities		513,344	7,883	109,151
Total liabilities		60,708,671	932,401	42,576,279
Redeemable non-controlling interest				390,827
Shareholders' equity
Equity shares, US$ 0.000625 par value; 25,915,956 and 25,996,932 shares issued and outstanding as of March 31, 2017 and 2018 respectively		1,076	17	1,073
Additional paid-in capital		19,004,604	291,885	18,904,151
Accumulated deficit		(6,593,471)	(101,267)	(5,723,420)
Accumulated other comprehensive income		(294,672)	(4,526)	40,326
Total APGL shareholders' equity		12,117,537	186,109	13,222,130
Non-controlling interest		1,157,912	17,784	1,304,729
Total shareholders' equity		13,275,449	203,893	14,526,859
Total liabilities and shareholders' equity		₨ 73,984,120	$ 1,136,294	₨ 57,493,965

[1]	Includes Security deposit of INR 6,407 (US$ 99) to related parties as of March 31, 2017, also see Note 18.
[2]	Includes Security deposit of INR 2,160 and INR 2,160 (US$ 33) to related parties as of 31 March, 2017 and March 31, 2018, respectively, also see Note 18.